Form N-1A Cover	Sep. 30, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2023
Prospectus Date	Jan. 29, 2024
Supplement to Prospectus [Text Block]

Virtus Global Allocation Fund

(the “Fund”), a series of Virtus Strategy Trust

Supplement dated August 23, 2024 to the Fund’s Summary Prospectus and the

Virtus Strategy Trust Statutory Prospectus, each dated January 29, 2024, as supplemented

IMPORTANT NOTICE TO INVESTORS